Nature of Business and Significant Accounting Policies	12 Months Ended
Dec. 31, 2013
Nature of Business and Significant Accounting Policies
Nature of Business and Significant Accounting Policies

Note 1.  Nature of Business and Significant Accounting Policies

Nature of business: Grant Park Futures Fund Limited Partnership (the “Partnership”) was organized as a limited partnership under Illinois law in August 1988 and will continue until December 31, 2027, unless terminated sooner as provided for in its Limited Partnership Agreement. As a commodity investment pool, the Partnership is subject to the regulations of the Commodity Futures Trading Commission (“CFTC”), an agency of the United States (U.S.) government which regulates most aspects of the commodity futures industry; rules of the National Futures Association, an industry self-regulatory organization; and the requirements of the various commodity exchanges where the Partnership executes transactions. Additionally, the Partnership is subject to the requirements of futures commission merchants (“FCMs”) and interbank and other market makers through which the Partnership trades. The Partnership is a registrant with the Securities and Exchange Commission (“SEC”), and, accordingly is subject to the regulatory requirements under the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended.

The Partnership engages in the speculative trading of futures and forward contracts for commodities, financial instruments or currencies, any rights pertaining thereto and any options thereon, or on physical commodities, equities, listed options, and broad based exchange-traded funds. The Partnership may also engage in hedge, arbitrage and cash trading of commodities and futures.

The Partnership is a multi-advisor commodity pool that carries out its purpose through trading by independent professional commodity trading advisors retained by Dearborn Capital Management, L.L.C. (the “General Partner”), the Partnership and, the Partnership’s subsidiary limited liability trading companies (each, a “Trading Company” and collectively, the “Trading Companies”). The Trading Companies were set up to, among other things, segregate risk by commodity trading advisor. Effectively, this structure isolates one trading advisor from another and any losses from one Trading Company will not carry over to the other Trading Companies. The following is a list of the Trading Companies, for which the Partnership is the sole member and all of which were organized as Delaware limited liability companies:

GP 1, LLC (“GP 1”)             GP 6, LLC (“GP 6”)             GP 10, LLC (“GP 10”)        GP 15, LLC (“GP 15”)

GP 3, LLC (“GP 3”)             GP 7, LLC (“GP 7”)             GP 11, LLC (“GP 11”)        GP 16, LLC (“GP 16”)

GP 4, LLC (“GP 4”)             GP 8, LLC (“GP 8”)             GP 12, LLC (“GP 12”)        GP 17, LLC (“GP 17”)

GP 5, LLC (“GP 5”)             GP 9, LLC (“GP 9”)             GP 14, LLC (“GP 14”)        GP 18, LLC (“GP 18”)

There were no assets allocated to GP 5, GP 7, GP 10, GP 11 and GP 12 as of December 31, 2013.

Additionally, GP Cash Management, LLC (“GP Cash Management”) was created as a Delaware limited liability company to collectively manage and invest excess cash not required to be held at clearing brokers. The members of GP Cash Management are the Trading Companies.

Classes of interests: The Partnership has seven classes of limited partner interests (each, a “Class” and collectively, the “Interests”), Class A, Class B, Legacy 1 Class, Legacy 2 Class, Global Alternative Markets 1 (“Global 1”) Class, Global Alternative Markets 2 (“Global 2”) Class and Global Alternative Markets 3 (“Global 3”) Class units.

The Class A and Class B units are outstanding but are no longer offered by the Partnership. Both Class A and Class B units are traded pursuant to identical trading programs and differ only in respect to the brokerage commission payable to the General Partner.

The Legacy 1 Class and Legacy 2 Class units are traded pursuant to trading programs pursuing a technical trend trading philosophy, which is the same trading philosophy used for the Class A and Class B units. The Legacy 1 Class and Legacy 2 Class units differ in respect to the General Partner’s brokerage commission and organization and offering costs. The Legacy 1 Class and Legacy 2 Class units are offered only to investors who are represented by approved selling agents who are directly compensated by the investor for services rendered in connection with an investment in the Partnership (such arrangements commonly referred to as “wrap-accounts”).

The Global 1 Class, Global 2 Class and Global 3 Class units are traded pursuant to trading programs pursuing technical trend trading philosophies, as well as pattern recognition philosophies. The Global 1 Class, Global 2 Class and Global 3 Class units differ in respect to the General Partner’s brokerage commission. The Global 1 Class and Global 2 Class units are offered only to investors in wrap accounts.

The Partnership’s significant accounting policies are as follows:

Pursuant to rules and regulations of the SEC, audited consolidated financial statements are prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) as established by the Financial Accounting Standards Board (“FASB”) to ensure consistent reporting of financial condition and results of operations.

Consolidation: The Partnership is the sole member of each of the Trading Companies. The Trading Companies, in turn, are the only members of GP Cash Management. The Partnership presents consolidated financial statements, which include the accounts of the Trading Companies and GP Cash Management. All material inter-company accounts and transactions are eliminated in consolidation.

Use of estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Cash and cash equivalents: Cash and cash equivalents may include cash, overnight investments, commercial paper, U.S. treasury bills and short-term investments in interest-bearing demand deposits with banks and cash managers with original maturities of three months or less at the date of acquisition.

Valuation of investments: All investments are used for trading purposes and recorded at their estimated fair value, as described in Note 2.

Investment transactions, investment income and expenses: Futures contracts, forward contracts and options on futures and forward contracts are recorded on a trade date basis and realized gains or losses are recognized when contracts/positions are liquidated. Unrealized gains or losses on open contracts/positions (the difference between contract trade price and market price) or securities are reported in the consolidated statement of financial condition as a net unrealized gain or loss, as there exists a right of offset of unrealized gains or losses in accordance with FASB ASC 210-20, Balance Sheet, Offsetting. Any change in net unrealized gain or loss from the preceding period is reported in the consolidated statement of operations. Interest income and expense is recognized under the accrual basis.

Set forth in Note 10 are instruments and transactions eligible for offset in the consolidated statement of financial condition and which are subject to derivative clearing agreements with the Partnership’s clearing brokers.  Each clearing broker nets margin held on behalf of the Partnership or payment obligations of the clearing broker to the Partnership against any payment obligations of the Partnership to the clearing broker.  The Partnership is required to deposit margin at each clearing broker to meet the original and maintenance requirements established by that clearing broker, and/or the exchange or clearinghouse associated with the exchange on which the instrument is traded.  The derivative clearing agreements give each clearing broker a security interest in this margin to secure any liabilities owed to the clearing broker arising from a default by the Partnership.

Commissions: Commissions and other trading fees are reflected separately in the consolidated statement of operations.

Redemptions payable: Pursuant to the provisions of FASB ASC 480, Distinguishing Liabilities from Equity, redemptions approved by the General Partner prior to month end with a fixed effective date and fixed amount are recorded as redemptions payable as of month end.

Income taxes: No provision for income taxes has been made in these consolidated financial statements as each partner is individually responsible for reporting income or loss based on its respective share of the Partnership’s income and expenses as reported for income tax purposes.

The Partnership follows the provisions of ASC 740, Income Taxes. FASB guidance requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Partnership’s tax returns to determine whether the tax positions are  more-likely-than-not” of being sustained “when challenged” or “when examined” by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense and liability in the current year. As of December 31, 2013, management has determined that there are no material uncertain income tax positions and, accordingly, has not recorded a liability. The Partnership is generally not subject to examination by U.S. federal or state taxing authorities for tax years before 2010.

Organization and offering costs: All expenses incurred in connection with the organization and the ongoing public offering of partnership interests are paid by the General Partner and are reimbursed to the General Partner by the Partnership. This reimbursement is made monthly. In its discretion, the General Partner may require the Partnership to reimburse the General Partner in any subsequent calendar year for amounts that exceed the limits in Note 5 in any calendar year, provided that the maximum amount reimbursed by the Partnership will not exceed the overall limit. Amounts reimbursed by the Partnership with respect to ongoing public offering expenses are charged to expense from operations at the time of reimbursement or accrual. Any amounts reimbursed by the Partnership with respect to organizational expenses are expensed at the time the reimbursement is incurred or accrued. If the Partnership terminates prior to completion of payment of the calculated amounts to the General Partner, the General Partner will not be entitled to any additional payments, and the Partnership will have no further obligation to the General Partner. At December 31, 2013 and 2012, all organization and offering costs incurred by the General Partner have been reimbursed.

Foreign currency transactions: The Partnership’s functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the consolidated statement of financial condition. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported in income currently.

The Partnership does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized or unrealized gain or loss from investments.

Statement of cash flows: The Partnership has elected not to provide statements of cash flows as permitted by FASB ASC 230, Statement of Cash Flows. The Partnership noted that as of and for the years ended December 31, 2013, 2012 and 2011, substantially all investments were highly liquid, all investments are carried at fair value, the Partnership carried no debt, and the statements of changes in partners’ capital (net asset value) is presented.

Recently adopted accounting pronouncements: In December 2011, the FASB issued ASU 2011-11-Balance Sheet (Topic 210) containing new guidance that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. In January 2013, the FASB issued ASU 2013-01- Balance Sheet (Topic 210) clarifying the scope of disclosures about offsetting assets and liabilities. The guidance is effective for annual and interim periods beginning on or after January 1, 2013. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Partnership adopted ASU 2011-11 and 2013-01 as of January 1, 2013 and the adoption did not have a material impact on its consolidated financial statements.

In June 2013, the FASB issued ASU 2013-08 - Financial Services - Investments Companies (Topic 946) containing new guidance that changes the approach to the investment company assessment, requires non-controlling ownership interests in other investment companies to be measured at fair value, and requires additional disclosures about the investment company’s status as an investment company.  The amendments in the update are effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013.  The Partnership is currently evaluating the impact this pronouncement would have on its consolidated financial statements.